Share-Based Payments - Composition of Share Based Payments Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in current year	$ 444,480	$ 31,943	$ 2,620,399
Share rights granted in prior year		368,039
Performance rights granted in current year	2,274,551	989,336	10,810,456	$ 2,305,467
Performance rights granted in prior years	2,582,698	4,104,908	192,285
Options granted in prior years	52,700	127,734	907,609	2,162,519
Total expense from share-based payment transactions	5,354,429	5,621,960	14,530,749	4,467,986
Payments of withholding tax - Performance rights	(133,878)	(296,432)	(2,501,992)
Settlement of limited recourse loan				(893,906)
Exchange differences	(84,564)	24,373
Movement in share-based payments reserve	$ 5,135,987	$ 5,301,155	$ 12,028,757	$ 3,574,080